CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical) - shares	Sep. 30, 2024	Dec. 31, 2023	Mar. 31, 2023	Feb. 17, 2023
Private Placement [Member]
Common Unit, Issued (in Shares)	430,000	430,000	430,000	430,000